Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2013
Deferred tax assets:
Financial derivatives	$ 0	$ 0
Financial loss carryforwards for tonnage tax	23,485,000	20,863,000
Total deferred tax asset	23,485,000	20,863,000
Less valuation allowance	(23,485,000)	(20,863,000)
Net deferred tax asset	0
Deferred tax liabilities:
Entrance tax	228,000	295,000		$ 3,000,000.0
Deferred Tax Liabilities, Gross, Total	228,000	295,000
Net deferred tax liabilities	$ 228,000	$ 295,000	$ 357,000